Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 15,156	$ 16,958
Restricted cash	1,699	1,934
Total cash and cash equivalents and restricted cash	$ 16,855	$ 18,892	$ 41,100	$ 14,501